Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of options

The following are details related to options issued by the Company:

		Weighted	Weighted Avg. Remaining
	Options for	Average	Contractual	Aggregate
	Shares	Exercise Price	Life (yrs)	Intrinsic Value

Outstanding as of January 1, 2016	11,612,302	$0.68	7
Granted	75,000	0.10	10
Exercised	-	-	-
Forfeited	(3,654,409)	0.66	-
Expired	(82,800)	0.50	-
Outstanding as of December 31, 2016	7,950,093	$0.69	6	$-
Options exercisable as of December 31, 2016	7,867,593	$0.69	6	$-
Options exercisable and expected to vest as of December 31, 2016	7,950,093	$0.69	6	$-

Schedule of value of employee stock options by using black schole model

The estimated value of employee stock options granted during the years ended December 31, 2016 and 2015 were estimated using the BSM option pricing model with the following assumptions:

	Years Ended December 31,
	2016	2015
Expected volatility	100%	86 – 110%
Risk-free interest rate	1.90%	0.89 – 1.21%
Expected dividends	0.00%	0.00%
Expected term in years	3 – 5	3 – 5

Schedule of warrants issued

The following are details related to warrants issued by the Company:

		Weighted
	Warrants for	Average
	Shares	Exercise Price

Outstanding as of January 1, 2016	16,567,326	$1.02
Granted (see Note 8)	5,656,250	$0.08
Exercised	-	$-
Forfeited	-	$-
Cancelled	-	$-
Expired	(8,301,187)	$1.06
Outstanding and exercisable as of December 31, 2016	13,922,387	$0.61

Schedule of weighted-average estimated fair value of warrants by using black-schole model

The weighted-average estimated fair value of warrants granted during the year ended December 31, 2016 were estimated using the BSM option pricing model with the following assumptions:

Year Ended December 31,
2016
Expected volatility	110.1%
Risk-free interest rate	1.58%
Expected dividends	0.00%
Expected term in years	3